Leases - Maturity of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Maturity of operating lease liabilities
2023	¥ 3,834
2024	793
Total future minimum payments	4,627
Less: interest	(150)
Present value of operating lease liabilities	¥ 4,477